PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCTION COSTS
Schedule of film production costs

	2011	2012
Beginning balance for completed films as of January 1	7,714,809	28,825,639
Addition	57,705,841	49,918,921
Amortization	(37,116,065)	(41,774,480)
Impairment loss	—	(2,280,198)
Exchange difference	521,054	21,734

Subtotal for completed films	28,825,639	34,711,616

Beginning balance for films in production and not released as of January 1	57,101,069	41,019,183
Addition	40,236,802	64,466,725
Transfer to completed films	(57,705,841)	(49,918,921)
Exchange difference	1,387,153	66,806

Subtotal for films in production and not released	41,019,183	55,633,793

Ending balance as December 31	69,844,822	90,345,409